Share Repurchase Programs (Schedule of Repurchases) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Purchases of treasury stock (in shares)	1,000,000	0	5,000,000
Average cost of shares repurchased (in dollars per share)	$ 93.24	$ 0.00	$ 66.10
Repurchase of common stock	$ 105	$ 0	$ 300